Warrant Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrant Liability [Abstract]
Warrant Liability

15.Warrant Liability

The Company’s warrants are classified and accounted for as liabilities at fair value, with changes if fair value recorded in the Condensed Consolidated Statement of Profit and Loss. The following table displays the number of warrants outstanding as of March 31, 2022:

(In thousands)	Tradeable	Non-tradeable	Total
	No. of warrants	No. of warrants	No. of warrants
In issue at January 1, 2022	8,625	7,691	16,316
Issuance of Additional AlbaCore Warrants on March 31, 2022	—	879	879
In issue at March 31, 2022	8,625	8,570	17,195

Alkuri Warrants

Pursuant to the merger agreement with Alkuri Global Acquisition Corp (“Alkuri”), the Company assumed warrants previously issued by Alkuri, consisting of 5,933,333 private placement warrants and 8,625,000 public warrants, which were converted into warrants to purchase 14,558,333 Class A ordinary shares (“Alkuri Warrants”). The warrants to purchase 14,558,333 Class A ordinary shares give the holder the right to purchase such shares at a fixed amount for a period of five years subject to the terms and conditions of the warrant agreement.

As of March 31, 2022 there were 14,558,313 Alkuri Warrants outstanding. The warrants entitle the holder to purchase one Class A ordinary share of Babylon Holdings Limited at an exercise price of $11.50 per share. Until warrant holders acquire the Company’s ordinary shares upon exercise of such warrants, they have no rights with respect to the Company’s ordinary shares. The warrants expire on October 21, 2026, or earlier upon redemption or liquidation in accordance with their terms.

AlbaCore Warrants

As of March 31, 2022 there were 1,757,499 AlbaCore Warrants outstanding. The warrants entitle the holder to purchase one ordinary share of Babylon Holdings Limited at subscription price of $0.00004 per share upon occurrence of an exercise event. Until warrant holders acquire the Company’s Class A ordinary shares upon exercise of such warrants, they have no rights with respect to the Company’s ordinary shares. The warrants expire on November 4, 2026, or earlier upon redemption or liquidation in accordance with their terms.

Additional AlbaCore Warrants

As of March 31, 2022 there were 878,750 Additional AlbaCore Warrants outstanding. The warrants entitle the holder to purchase one ordinary share of Babylon Holdings Limited at subscription price of $0.00004 per share upon occurrence of an exercise event. Until warrant holders acquire the Company’s Class A ordinary shares upon exercise of such warrants, they have no rights with respect to the Company’s ordinary shares. The warrants expire on November 4, 2026, or earlier upon redemption or liquidation in accordance with their terms. The initial fair value of the Additional AlbaCore Warrants on the date of issuance was determined utilizing a price per warrant of $3.89, which has been derived using a Monte Carlo simulation.

Changes in Warrant Liability

The fair value of the Alkuri Warrants is determined by using the prevailing market price for warrants that are trading on the NYSE under the ticker BBLN.W. The market price per tradeable warrant as at March 31, 2022 was $0.53. The fair value of the AlbaCore Warrants and Additional AlbaCore Warrants is determined utilizing a price per warrant of $3.89, which has been derived using a Monte Carlo simulation.

See reconciliation of fair values below:

	Tradeable	Non-tradeable	Non-tradeable
	(Level 1)	(Level 2)	(Level 3)	Total
	$’000	$’000	$’000	$’000
Balance at December 31, 2021	5,865	4,035	10,228	20,128
Fair value of Additional AlbaCore Warrants upon issuance	—	—	3,418	3,418
Change in fair value of warrant liabilities	(1,294)	(890)	(3,391)	(5,575)
Balance at March 31, 2022	4,571	3,145	10,255	17,971

29.Warrant Liability

The Company’s warrants are classified and accounted for as liabilities at fair value, with changes if fair value recorded in the Consolidated Statement of Profit and Loss. The following table displays the number of warrants in issue as of December 31, 2021:

	Tradeable	Non-tradeable	Total
(In thousands)	No. of warrants	No. of warrants	No. of warrants
In issue at January 1, 2021	—	—	—
Issuance of Alkuri Warrants on October 21, 2021	8,625	5,933	14,558
Issuance of AlbaCore Warrants on November 4, 2021	—	1,758	1,758
In issue at December 31, 2021	8,625	7,691	16,316

Alkuri Warrants

As of December 31, 2021 there were 14,558,333 Alkuri Warrants outstanding related to the Merger. The warrants entitle the holder to purchase one Class A Ordinary Share of Babylon Holdings Limited at an exercise price of $11.50 per share. Until warrant holders acquire the Company’s ordinary shares upon exercise of such warrants, they have no rights with respect to the Company’s ordinary shares. The warrants expire on October 21, 2026, or earlier upon redemption or liquidation in accordance with their terms. The initial fair value of the Alkuri Warrants on the date of issuance was determined by using the prevailing market price for warrants that are trading on the NYSE under the ticker BBLN.W. The market price per tradeable warrant as at October 22, 2021 was $2.13.

AlbaCore Warrants

As of December 31, 2021 there were 1,757,499 AlbaCore Warrants outstanding. The warrants entitle the holder to purchase one ordinary share of Babylon Holdings Limited at subscription price of $0.00004 per share. Until warrant holders acquire the Company’s Class A Ordinary Shares upon exercise of such warrants, they have no rights with respect to the Company’s ordinary shares. The warrants expire on November 4, 2026, or earlier upon redemption or liquidation in accordance with their terms. The initial fair value of the AlbaCore Warrants on the date of issuance was determined utilizing a price per warrant of $9.63, which has been derived using a Monte Carlo simulation.

Changes in Warrant Liability

The fair value of the Alkuri Warrants is determined by using the prevailing market price for warrants that are trading on the NYSE under the ticker BBLN.W. The market price per tradeable warrant as at December 31, 2021 was $0.68. The fair value of the AlbaCore Warrants is determined utilizing a price per warrant of $5.82, which has been derived using a Monte Carlo simulation.

See reconciliation of fair values below:

	Tradeable	Non-tradeable	Non-tradeable
	(Level 1)	(Level 2)	(Level 3)	Total
	$’000	$’000	$’000	$’000
Balance at December 31, 2019	—	—	—	—
Balance at December 31, 2020	—	—	—	—
Fair value of Alkuri Warrants upon issuance	18,371	12,638	—	31,009
Fair value of AlbaCore Warrants upon issuance	—	—	16,930	16,930
Change in fair value of warrant liabilities	(12,506)	(8,603)	(6,702)	(27,811)
Balance at December 31, 2021	5,865	4,035	10,228	20,128